SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 16:-SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.The Company identifies operating segments in accordance with ASC Topic 280, "Segment Reporting". Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the chief operating decision maker in making decisions regarding resource allocation and evaluating financial performance. The Company determined it operates in one reportable segment as the Company's chief operating decision maker is the Chairman and Chief Executive Officer who makes operating decisions, assesses performance and allocates resources on a consolidated basis, accompanied by information about revenue by geographic region.

b.The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

The following tables present total revenues for the years ended December 31, 2018, 2019 and 2020 and long-lived assets as of December 31, 2019 and 2020:

Revenues:

	Year ended December 31,
	2018	2019	2020

United States	$187,704	$233,945	$246,811
Israel	6,909	7,827	7,312
United Kingdom	26,652	36,146	33,101
Europe, the Middle East and Africa *)	78,525	85,757	101,453
Other	43,409	70,220	75,754

	$343,199	$433,895	$464,431

For the years ended December 31, 2018, 2019 and 2020, no single customer contributed more than 10% to the Company's total revenues.

F - 47

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 16:- SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

Long-lived assets, including property and equipment, net and operating lease right-of-use assets:

	December 31,
	2019	2020

United States	$8,448	$9,363
Israel	26,736	26,438
United Kingdom	2,385	1,756
Europe, the Middle East and Africa *)	412	274
Other	974	1,069

	$38,955	$38,900

*)Excluding United Kingdom and Israel